SHARE-BASED PAYMENTS - ESOP Activity (Details) - Employee Stock Option Plan	12 Months Ended
	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2019 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning of year (in shares) | shares	6,504,125	6,155,525
Granted (in shares) | shares	1,320,700	1,733,100
Exercised (in shares) | shares	(1,553,846)	(1,231,600)
Forfeited (in shares) | shares	(196,825)	(82,525)
Expired (in shares) | shares	(23,300)	(70,375)
Options outstanding, end of year (in shares) | shares	6,050,854	6,504,125
Exercisable (in shares) | shares	2,187,379	2,082,325
Options outstanding, beginning of year | $	$ 20.41	$ 17.31
Granted | $	34.50	27.15
Exercised | $	17.06	14.78
Forfeited | $	24.17	17.41
Expired | $	10.06	18.20
Options outstanding, end of year | $	24.25	20.41
Exercisable | $	$ 19.05	$ 16.36